CONDENSED CONSOLIDATED BALANCE SHEETS (parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Preferred stock, par value		$ 0.01	$ 0.01		$ 0.01
Preferred stock, shares authorized		100,000	100,000		100,000
Preferred stock, shares issued			100,000
Preferred stock, shares outstanding		0	0		0
Common stock, par value	$ 0.00000002		$ 0.00000002		$ 0.00000002
Common stock, shares authorized	226,000,000		226,000,000		226,000,000
Common stock, shares issued	6,663,000		6,658,000		6,658,000
Common stock, shares outstanding	6,663,000		6,658,000		5,631,000
Infinity Pharmaceuticals Inc [Member]
Preferred stock, par value	$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000		1,000,000
Preferred stock, shares issued	0	0		0
Preferred stock, shares outstanding	0	0		0
Common stock, par value	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized	200,000,000	200,000,000		200,000,000
Common stock, shares issued	89,422,138	89,411,471		89,155,311
Common stock, shares outstanding	89,422,138	89,411,471		89,155,311